UNITED STATES
SECURITIES AND	EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice	of Securities Sold
Pursuant	to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

The Dreyfus/Laurel Funds Trust 200 Park Avenue New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ X ]
3.	Investment Company Act File Number: 811-524 Securities Act File Number: 33-43846

4(a). Last	day	of	fiscal	year	for	which	this	notice	is	filed:

December 31, 2004

4(b). [ ] Check	box if this	Form is being filed	late (i.e. more	than	90
calendar days after the		end of the issuer’s	fiscal year).	(See
Instruction	A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]	Check box if this	is the last time the issuer will be filing this
Form.

5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold		$226,980,206
	during the fiscal	year pursuant to section	---------------
	24(f):

(ii)	Aggregate price of	securities redeemed or	$468,900,210
	repurchased during	the fiscal year:	---------------

(iii)	Aggregate price of	securities redeemed or	$2,619,028,340
	repurchased during	any PRIOR fiscal year	---------------

ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$3,087,928,550
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ 0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(2,860,948,344)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .00011770
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0.00
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 21,531,741 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
>
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============
9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method	of	Delivery:
		[ X ] Wire	Transfer

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
/s/ Jeff Prusnofsky
	Jeff Prusnofsky, Assistant	Secretary

Date: March 18, 2005

* Please print the name and title of the signing officer below the signature.